Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The Consolidated Financial Statements include the accounts of the Company together with its consolidated subsidiaries, including NXP B.V. and all entities in which the Company holds a direct or indirect controlling interest, in such a way that the Company would have the power to direct the activities of the entity that most significantly impact the entity’s economic performance and the obligation to absorb the losses or the right to receive benefits of the entity that could be potentially significant to the Company. Investments in companies in which the Company exercises significant influence but does not control, are accounted for using the equity method. The Company’s share of the net income of these companies is included in results relating to equity-accounted investees in the consolidated statements of operations.

All intercompany balances and transactions have been eliminated in the Consolidated Financial Statements. Net income (loss) includes the portion of the earnings of subsidiaries applicable to non-controlling interests. The income (loss) and equity attributable to non-controlling interests are disclosed separately in the consolidated statements of operations and in the consolidated balance sheets under non-controlling interests.

Reclassifications

Reclassifications

Certain items previously reported have been reclassified to conform to the current period presentation.

Certain prior year amounts relating to the cost basis of property, plant and equipment balances and the accumulated depreciation associated with buildings, machinery and installations and other equipment were adjusted, due to an immaterial error. The accumulated depreciation and cost basis of certain fully depreciated assets had been incorrectly presented resulting in an offsetting understatement of both the cost basis of property, plant and equipment and total accumulated depreciation. There was no change to total property, plant and equipment, net as of December 31, 2013 due to this adjustment.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Fair value measurements

Fair value measurements

Fair value is the price we would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for an identical asset or liability, we develop assumptions based on market observable data and, in the absence of such data, utilize internal information that we consider to be consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Priority is given to observable inputs. These two types of inputs form the basis for the following fair value hierarchy.

•	Level 1: Quoted prices for identical assets or liabilities in active markets.

•	Level 2: Quoted prices for similar assets or liabilities in active markets; quoted prices for similar or identical assets or liabilities in markets that are not active; and valuations based on models where the inputs are observable or where the significant value drivers are observable.

•	Level 3: Significant inputs to the valuation model are unobservable.

Foreign currencies

Foreign currencies

The Company uses the U.S. dollar as its reporting currency. The functional currency of the Holding company is the euro. For consolidation purposes, the financial statements of the entities within the Company with a functional currency other than the U.S. dollar, are translated into U.S. dollars. Assets and liabilities are translated using the exchange rates on the applicable balance sheet dates. Income and expense items in the statements of operations, statements of comprehensive income and statements of cash flows are translated at monthly exchange rates in the periods involved.

The effects of translating the financial position and results of operations from functional currencies to reporting currency are recognized in other comprehensive income and presented as a separate component of accumulated other comprehensive income (loss) within stockholder’s equity. If the operation is a non-wholly owned subsidiary, then the relevant proportionate share of the translation difference is recorded under non-controlling interests.

The following table sets out the exchange rates for U.S. dollars into euros applicable for translation of NXP’s financial statements for the periods specified.

	$ per € 1
	period end	average(1)	high	low

2014	1.2155	1.3262	1.2155	1.3857
2013	1.3765	1.3285	1.2818	1.3765
2012	1.3190	1.2887	1.2238	1.3347

(1)	The average rates are the average rates based on monthly quotations.

The functional currency of foreign entities is generally the local currency, unless the primary economic environment requires the use of another currency. Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions or valuation where items are remeasured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the statement of operations, except when the foreign exchange exposure is part of a qualifying cash flow or net investment hedge accounting relationship, in which case the related foreign exchange gains and losses are recognized directly in other comprehensive income to the extent that the hedge is effective and presented as a separate component of accumulated other comprehensive income (loss) within stockholders’ equity. To the extent that the hedge is ineffective, such differences are recognized in the statement of operations. Currency gains and losses on intercompany loans that have the nature of a permanent investment are recognized as translation differences in other comprehensive income and are presented as a separate component of accumulated other comprehensive income (loss) within equity.

Derivative financial instruments including hedge accounting

Derivative financial instruments including hedge accounting

The Company uses derivative financial instruments in the management of its foreign currency risks and the input costs of gold for a portion of our anticipated purchases within the next 12 months.

The Company measures all derivative financial instruments based on fair values derived from market prices of the instruments or from option pricing models, as appropriate, and records these as assets or liabilities in the balance sheet. Changes in the fair values are immediately recognized in the statement of operations unless cash flow hedge accounting is applied.

Changes in the fair value of a derivative that is highly effective and designated and qualifies as a cash flow hedge are recorded in accumulated other comprehensive income (loss), until earnings are affected by the variability in cash flows of the designated hedged item. The application of cash flow hedge accounting for foreign currency risks is limited to transactions that represent a substantial currency risk that could materially affect the financial position of the Company.

Foreign currency gains or losses arising from the translation of a financial liability designated as a hedge of a net investment in a foreign operation are recognized directly in other comprehensive income, to the extent that the hedge is effective, and are presented as a separate component of accumulated other comprehensive income (loss) within stockholders equity.

To the extent that a hedge is ineffective, the ineffective portion of the fair value change is recognized in the consolidated statement of operations. When the hedged net investment is disposed of, the corresponding amount in the accumulated other comprehensive income is transferred to the statement of operations as part of the profit or loss on disposal.

On initial designation of the hedge relationship between the hedging instrument and hedged item, the Company documents this relationship, including the risk management objectives and strategy in undertaking the hedge transaction and the hedged risk, together with the methods that will be used to assess the effectiveness of the hedging relationship. The Company makes an assessment, both at the inception of the hedge relationship as well as on an ongoing basis, of whether the hedging instruments are expected to be “highly effective” in offsetting the changes in the fair value or cash flows of the respective hedged items attributable to the hedged risk, and whether the actual results of each hedge are within a range of 80-125 percent.

When cash flow hedge accounting is discontinued because it is not probable that a forecasted transaction will occur within a period of two months from the originally forecasted transaction date, the Company continues to carry the derivative on the consolidated balance sheets at its fair value, and gains and losses that were accumulated in other comprehensive income are recognized immediately in earnings. In situations in which hedge accounting is discontinued, the Company continues to carry the derivative at its fair value on the consolidated balance sheets, and recognizes any changes in its fair value in earnings.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents include all cash balances and short-term highly liquid investments with a maturity of three months or less at acquisition that are readily convertible into known amounts of cash. It also includes cash balances that cannot be freely repatriated based on certain country restrictions. Cash and cash equivalents are stated at face value which approximates fair value.

Receivables

Receivables

Receivables are carried at amortized cost, net of allowances for doubtful accounts and net of rebates and other contingent discounts granted to distributors. When circumstances indicate a specific customer’s ability to meet its financial obligation to us is impaired, we record an allowance against amounts due and value the receivable at the amount reasonably expected to be collected. For all other customers, we evaluate our trade accounts receivable for collectability based on numerous factors including objective evidence about credit-risk concentration, collective debt risk based on average historical losses, and specific circumstances such as serious adverse economic conditions in a specific country or region.

Inventories

Inventories

Inventories are stated at the lower of cost or market, less advance payments on work in progress. The cost of inventories is determined using the first-in, first-out (FIFO) method. An allowance is made for the estimated losses due to obsolescence. This allowance is determined for groups of products based on purchases in the recent past and/or expected future demand and market conditions. Abnormal amounts of idle facility expense and waste are not capitalized in inventory. The allocation of fixed production overheads to the inventory cost is based on the normal capacity of the production facilities.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment are stated at cost, less accumulated depreciation and impairment losses. Depreciation is calculated using the straight-line method over the expected economic life of the asset. Depreciation of special tooling is also based on the straight-line method unless a depreciation method other than the straight-line method better represents the consumption pattern. Gains and losses on the sale of property, plant and equipment are included in other income and expense. Plant and equipment under capital leases are initially recorded at the lower of the fair value of the leased property or the present value of minimum lease payments. These assets and leasehold improvements are amortized using the straight-line method over the shorter of the lease term or the estimated useful life of the asset.

Business combinations and intangible assets

Business combinations and intangible assets

Amounts paid for acquisitions are allocated to the tangible assets acquired and liabilities assumed based on their estimated fair value at the date of acquisition. The fair value of identifiable intangible assets is based on detailed valuations that use information and assumptions provided by management. We allocate any excess purchase price over the fair value of the net tangible and intangible assets acquired to goodwill. Identifiable intangible assets with finite lives are amortized over their useful lives. Acquisition-related costs, including advisory, legal, accounting, valuation and other costs, are expensed in the periods in which the costs are incurred. The results of operations of acquired businesses are included in the consolidated financial statements from the acquisition date. We evaluate the remaining useful life of intangible assets on a periodic basis to determine whether events and circumstances warrant a revision to the remaining useful life. If the estimate of an intangible asset’s remaining useful life is changed, we amortize the remaining carrying value of the intangible asset prospectively over the revised remaining useful life.

Long-lived assets including goodwill and acquisition related intangible asset impairment

Long-lived assets including goodwill and acquisition related intangible asset impairment

We perform reviews of property, plant and equipment, and certain identifiable intangibles, excluding goodwill, to determine if facts and circumstances indicate that the useful life is shorter than what we had originally estimated or that the carrying amount of assets may not be recoverable. If such facts and circumstances exist, we assess the recoverability of the long-lived assets by comparing the projected undiscounted net cash flows associated with the related asset or group of assets over their remaining lives against their respective carrying amounts. In the event such cash flows are not expected to be sufficient to recover the recorded value of the assets, the assets are written down to their estimated fair values based on the expected discounted future cash flows attributable to the assets or based on appraisals. Impairment losses, if any, are based on the excess of the carrying amount over the fair value of those assets.

We do not amortize goodwill and intangible assets with indefinite useful lives, rather such assets are required to be tested for impairment at least annually or sooner whenever events or changes in circumstances indicate that the assets may be impaired. We perform our goodwill and intangible asset impairment tests annually during the fourth quarter unless a triggering event would require an expedited analysis. If a qualitative assessment is used and the Company determines that the fair value of a reporting unit or indefinite-lived intangible asset is more likely than not (i.e., a likelihood of more than 50%) less than its carrying amount, a quantitative impairment test will be performed. If goodwill is quantitatively assessed for impairment, a two-step approach is applied. First, the Company compares the estimated fair value of the reporting unit in which the goodwill resides to its carrying value. The second step, if necessary, measures the amount of such impairment by comparing the implied fair value of goodwill to its carrying value. Other indefinite-lived intangible assets are quantitatively assessed for impairment, if necessary, by comparing their estimated fair values to their carrying values. If the carrying value exceeds the fair value, the difference is recorded as an impairment.

Research and development

Research and development

Costs of research and development are expensed in the period in which they are incurred, except for in-process research and development assets acquired in business combinations, which are capitalized and, after completion, are amortized over their estimated useful lives.

Advertising	Advertising Advertising costs are expensed when incurred.
Debt Issuance Costs

Debt Issuance Costs

Direct costs incurred to obtain financings are capitalized and subsequently amortized over the term of the debt using the effective interest rate method. Upon extinguishment of any related debt, any unamortized debt issuance costs are expensed immediately.

Revenue recognition

Revenue recognition

The Company’s revenue is derived from sales to distributors, made-to-order sales to Original Equipment Manufacturers (“OEMs”) and similar customers.

Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred or the service has been provided, the sales price is fixed or determinable, and collection is reasonably assured, based on the terms and conditions of the sales contract. For made-to-order sales, these criteria are met at the time the product is shipped and delivered to the customer and title and risk have passed to the customer. Acceptance of the product by the customer is generally not contractually required, since, for made-to-order customers, design approval occurs before manufacturing and subsequently delivery follows without further acceptance protocols. Payment terms used are those that are customary in the particular geographic market. When management has established that all aforementioned conditions for revenue recognition have been met and no further post-shipment obligations exist, revenue is recognized.

For sales to distributors, revenue is recognized upon sale to the distributor (sell-in accounting). The same recognition principles apply and similar terms and conditions as for sales to other customers are applied. However, for some distributors contractual arrangements are in place, which allow these distributors to return products if certain conditions are met. These conditions generally relate to the time period during which a return is allowed and reflect customary conditions in the particular geographic market. Other return conditions relate to circumstances arising at the end of a product life cycle, when certain distributors are permitted to return products purchased during a pre-defined period after the Company has announced a product’s pending discontinuance. However, long notice periods associated with these announcements prevent significant amounts of product from being returned. Repurchase agreements with OEMs or distributors are not entered into by the Company.

For sales where return rights exist, the Company has determined, based on historical data, that only a very small percentage of the sales of this type to distributors is actually returned. In accordance with this historical data, a pro rata portion of the sales to these distributors is not recognized but deferred until the return period has lapsed or the other return conditions no longer apply.

Revenue is recorded net of sales taxes, customer discounts, rebates and other contingent discounts granted to distributors. We include shipping charges billed to customers in revenue and include the related shipping costs in cost of revenue.

Restructuring

Restructuring

The provision for restructuring relates to the estimated costs of initiated restructurings that have been approved by Management. When such plans require discontinuance and/or closure of lines of activities, the anticipated costs of closure or discontinuance are recorded at fair value when the liability has been incurred. The Company determines the fair value based on discounted projected cash flows in the absence of other observable inputs such as quoted prices. The restructuring liability includes the estimated cost of termination benefits provided to former or inactive employees after employment but before retirement, costs to terminate leases and other contracts, and selling costs associated with assets held for sale and other costs related to the closure of facilities. One-time employee termination benefits are recognized ratably over the future service period when those employees are required to render services to the Company, if that period exceeds 60 days or a longer legal notification period. However, generally, employee termination benefits are covered by a contract or an ongoing benefit arrangement and are recognized when it is probable that the employees will be entitled to the benefits and the amounts can be reasonably estimated.

Financial income and expense

Financial income and expense

Financial income comprises interest income on funds invested and the net gain on the disposal of other financial assets.

Financial expense comprises interest expense on borrowings, accretion of the discount on provisions and contingent consideration, losses on disposal of financial assets, impairment losses recognized on financial assets (other than trade receivables) and losses on hedging instruments recognized in the statement of operations.

Borrowing costs that are not directly attributable to the acquisition, construction or production of property, plant and equipment are recognized in the statement of operations using the effective interest method.

Foreign currency gains and losses, not related to accounts receivable, accounts payable and intercompany current accounts, are reported on a net basis as either financial income or financial expense in the statement of operations depending on whether foreign currency movements are in a net gain or net loss position. Foreign currency gains and losses on accounts receivable, accounts payable and intercompany current accounts that are not hedged in a net investment hedge are reported under cost of revenue in the statement of operations.

Income taxes

Income taxes

Deferred tax assets and liabilities are recognized for the expected tax consequences of temporary differences between the tax basis of assets and liabilities and their reported amounts. Measurement of deferred tax assets and liabilities is based upon the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred tax liabilities for withholding taxes on dividends from subsidiaries are recognized in situations where the company does not consider the earnings indefinitely reinvested and to the extent that these withholding taxes are not expected to be refundable.

Deferred tax assets, including assets arising from loss carryforwards, are recognized, net of a valuation allowance, if based upon the available evidence it is more likely than not that the asset will be realized.

The income tax benefit from an uncertain tax position is recognized only if it is more likely than not that the tax position will be sustained upon examination by the relevant taxing authorities. The income tax benefit recognized is measured based on the largest benefit that is more than 50% likely to be realized upon resolution of the uncertainty. The liability for unrecognized tax benefits and the related interest and penalties is recorded under accrued liabilities and other non-current liabilities in the balance sheet based on the timing of the expected payment. Penalties are recorded as income tax expense, whereas interest is reported as financial expense in the statement of operations.

Postretirement benefits

Postretirement benefits

The Company’s employees participate in pension and other postretirement benefit plans in many countries. The costs of pension and other postretirement benefits and related assets and liabilities with respect to the Company’s employees participating in defined-benefit plans are based upon actuarial valuations. Some of the Company’s defined-benefit pension plans are funded with plan assets that have been segregated and restricted in a trust, foundation or insurance company to provide for the pension benefits to which the Company has committed itself.

The net pension liability or asset recognized in the balance sheet in respect of defined benefit pension plans is the present value of the projected defined-benefit obligation less the fair value of plan assets at the balance sheet date.

Most of the Company’s plans are unfunded and result in a pension provision or a net pension liability.

The projected defined-benefit obligation is calculated annually by qualified actuaries using the projected unit credit method. For the Company’s major plans, the discount rate is derived from market yields on high quality corporate bonds. Plans in countries without a deep corporate bond market use a discount rate based on the local government bond rates.

Pension costs in respect of defined-benefit pension plans primarily represent the increase in the actuarial present value of the obligation for pension benefits based on employee service during the year and the interest on this obligation in respect of employee service in previous years, net of the expected return on plan assets and net of employee contributions.

Actuarial gains and losses arise mainly from changes in actuarial assumptions and differences between actuarial assumptions and what has actually occurred. They are recognized in the statement of operations, over the expected average remaining service periods of the employees only to the extent that their net cumulative amount exceeds 10% of the greater of the present value of the obligation or of the fair value of plan assets at the end of the previous year (the corridor). Events which invoke a curtailment or a settlement of a benefit plan will be recognized in our statement of operations.

In calculating obligation and expense, the Company is required to select actuarial assumptions. These assumptions include discount rate, expected long-term rate of return on plan assets and rates of increase in compensation costs determined based on current market conditions, historical information and consultation with and input from our actuaries. Changes in the key assumptions can have a significant impact to the projected benefit obligations, funding requirements and periodic pension cost incurred. A sensitivity analysis is provided in note 15, “Postretirement Benefit Plans”.

Unrecognized prior-service costs related to pension plans are amortized to the statements of operations over the average remaining service period of the active employees.

Contributions to defined-contribution and multi-employer pension plans are recognized as an expense in the statements of operations as incurred.

If the projected benefit obligation exceeds the fair value of plan assets, we recognize in the consolidated balance sheet a liability that equals the excess. If the fair value of plan assets exceeds the projected benefit obligation, we recognize in the balance sheet an asset that equals the excess.

The Company determines the fair value of plan assets based on quoted prices or comparable prices for non-quoted assets. For a defined-benefit pension plan, the benefit obligation is the projected benefit obligation; for any other postretirement defined benefit plan it is the accumulated postretirement benefit obligation.

The Company recognizes as a component of other comprehensive income, net of taxes, the gains or losses and prior service costs that arise during the year but are not recognized as a component of net periodic benefit cost. Amounts recognized in accumulated other comprehensive income, including the gains or losses and the prior services costs are adjusted as they are subsequently recognized as components of net periodic benefit costs.

For all of the Company’s defined pension benefit plans, the measurement date is year-end.

Share-based compensation

Share-based compensation

We recognize compensation expense for all share-based awards based on the grant-date estimated fair values, net of an estimated forfeiture rate. We use the Black-Scholes option pricing model to determine the estimated fair value for certain awards. Share-based compensation cost for restricted share units (“RSU”s) with time-based vesting is measured based on the closing fair market value of our common stock on the date of the grant, reduced by the present value of the estimated expected future dividends, and then multiplied by the number of RSUs granted. Share-based compensation cost for performance-based share units (“PSU”s) granted with performance or market conditions is measured using a Monte Carlo simulation model on the date of grant.

The value of the portion of the award that is ultimately expected to vest is recognized as expense ratably over the requisite service periods in our Consolidated Statements of Operations. For stock options and RSUs, the grant-date value, less estimated pre-vest forfeitures, is expensed on a straight-line basis over the vesting period. PSUs are expensed using a graded vesting schedule. The vesting period for stock options is generally four years, for RSUs is generally three years and PSUs is one to three years.

Earnings per share

Earnings per share

Basic earnings per share attributable to stockholders is calculated by dividing net income or loss attributable to stockholders of the Company by the weighted average number of common shares outstanding during the period.

To determine diluted share count, we apply the treasury stock method to determine the dilutive effect of outstanding stock option shares, RSUs, PSUs and Employee Stock Purchase Plan (“ESPP”) shares. Under the treasury stock method, the amount the employee must pay for exercising share-based awards, the amount of compensation cost for future service that the Company has not yet recognized, and the amount of excess tax benefits that would be recorded in additional paid-in capital when the award becomes deductible are assumed to be used to repurchase shares.

Concentration of risk

Concentration of risk

Financial instruments, including derivative financial instruments, that may potentially subject NXP to concentrations of credit risk, consist principally of cash and cash equivalents, short-term investments, long-term investments, accounts receivable and forward contracts.

We sell our products to OEMs and to distributors in various markets, who resell these products to OEMs, or their subcontract manufacturers. One of our distributors accounted for 13% of our revenue in 2014, 11% in 2013 and 12% in 2012 and one other distributor accounted for 13% of our revenue in 2014. No other distributor accounted for greater than 10% of our revenue for 2014, 2013 or 2012. No individual OEM for which we had direct sales to accounted for more than 10% of our revenue for 2014, 2013 or 2012.

Credit exposure related to NXP’s foreign currency forward contracts is limited to the realized and unrealized gains on these contracts.

NXP is party to certain hedge transactions related to its 2019 Cash Convertible Senior Notes. NXP is subject to the risk that the counterparties to these transactions may not be able to fulfill their obligations under these hedge transactions.

NXP purchased options and issued warrants to hedge potential cash payments in excess of the principal and contractual interest related to its 2019 Cash Convertible Senior Notes, which were issued during fiscal 2014. The 2019 Cash Convertible Senior Note hedges and warrants are adjusted to fair value each reporting period and unrealized gains and losses are reflected in NXP’s Consolidated Statements of Operations. Because the fair value of the 2019 Cash Convertible Senior Notes embedded conversion derivative and the 2019 Cash Convertible Senior Notes hedges are designed to have similar offsetting values, there was no impact to NXP’s Consolidated Statements of Operations relating to these adjustments to fair value, the fair value adjustment for the warrant resulted in an unrealized loss of $2 million in the Consolidated Statements of Operations.

The Company is using outside suppliers or foundries for a portion of its manufacturing capacity.

We have operations in Europe and Asia subject to collective bargaining agreements which could pose a risk to the Company in the near term but we do not expect that our operations will be disrupted if such is the case.

Accounting standards adopted in 2014

Accounting standards adopted in 2014

The following accounting pronouncements became effective in 2014 and were adopted by the Company

•	ASU No. 2013-05 “Foreign Currency Matters (Topic 830): Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity”

On March 4, 2013, the FASB issued ASU 2013-05, which indicates that the entire amount of a cumulative translation adjustment (CTA) related to an entity’s investment in a foreign entity should be released when there has been a:

•	Sale of a subsidiary or group of net assets within a foreign entity and the sale represents the substantially complete liquidation of the investment in the foreign entity.

•	Loss of a controlling financial interest in an investment in a foreign entity (i.e., the foreign entity is deconsolidated).

•	Step acquisition for a foreign entity (i.e., when an entity has changed from applying the equity method for an investment in a foreign entity to consolidating the foreign entity).

The ASU does not change the requirement to release a pro rata portion of the CTA of the foreign entity into earnings for a partial sale of an equity method investment in a foreign entity. The effective date for NXP was January 1, 2014. There was no impact on the Company’s financial statements. In the event that NXP enters into a divestment, the ASU could have a material impact to the financial statements.

•	ASU No. 2013-11 “Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists”

On July 18, 2013 the FASB issued ASU 2013-11 which provides guidance on financial statement presentation of an unrecognized tax benefit (UTB) when a net operating loss (NOL) carryforward, a similar tax loss, or a tax credit carryforward exists.

Under the ASU, an entity must present a UTB, or a portion of a UTB, in the financial statements as a reduction to a deferred tax asset (DTA) for an NOL carryforward, a similar tax loss, or a tax credit carryforward except when:

•	An NOL carryforward, a similar tax loss, or a tax credit carryforward is not available as of the reporting date under the governing tax law to settle taxes that would result from the disallowance of the tax position.

•	The entity does not intend to use the DTA for this purpose.

If either of these conditions exists, an entity should present a UTB in the financial statements as a liability and should not net the UTB with a DTA. New recurring disclosures are not required because the ASU does not affect the recognition or measurement of uncertain tax positions under ASC 740.

The effective date for NXP was January 1, 2014.

The ASU had no significant impact on the Company’s financial statements.

New standards to be adopted after 2014

•	ASU No. 2014-08 “Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity”

On April 10, 2014, the FASB issued ASU 2014-08, which amends the definition of a discontinued operation in ASC 205-20 and requires entities to provide additional disclosures about discontinued operations as well as disposal transactions that do not meet the discontinued- operations criteria. A disposal of a component of an entity or group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results as determined when the component or group of components:

(i)	Meets the criteria to be classified as held for sale or

(ii)	Is disposed of by sale or

(iii)	Is disposed of other than by sale

The ASU also expands the scope of ASC 205-20 to disposals of equity method investments and businesses that, upon initial acquisition, qualify as held for sale.

The ASU is effective prospectively for all disposals (except disposals classified as held for sale before the adoption date) or components initially classified as held for sale in periods beginning on or after December 15, 2014. Early adoption is permitted, but only for disposals (or classifications as held for sale) that have not been reported in financial statements previously issued or available for issuance. The Company has the intention to implement the provisions of ASU 2014-08 as of January 1, 2015.

•	ASU No. 2014-09 “Revenue from Contracts with Customers (Topic 606)”

On May 28, 2014 the FASB and IASB issued their final standard on revenue from contracts with customers. The standard, issued as ASU 2014-09 by the FASB and as IFRS 15 by the IASB, outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The core principle of the revenue model is that “an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.” In applying the revenue model to contracts within its scope, an entity will:

•	Identify the contract(s) with a customer (step 1)

•	Identify the performance obligations in the contract (step 2)

•	Determine the transaction price (step 3)

•	Allocate the transaction price to the performance obligations in the contract (step 4)

•	Recognize revenue when (or as) the entity satisfies a performance obligation (step 5)

Compared with current US GAAP, the ASU also requires significantly expanded disclosures about revenue recognition.

The ASU is effective for annual reporting periods (including interim reporting periods within those periods) beginning after December 15, 2016, for public entities. Entities have the option of using either a full retrospective or a modified approach to adopt the guidance in the ASU. The Company will implement the provisions of ASU 2014-09 as of January 1, 2017. The Company is evaluating the effect that ASU 2014-09 will have on its consolidated financial statements and related disclosures. The Company has not yet selected a transition method nor has it determined the effect of the standard on its ongoing financial reporting.

•	ASU No. 2014-15 “Presentation of Financial Statements- Going Concern (Subtopic 205-40)”

On August 27, 2014 the FASB issued ASU 2014-15, which provides guidance on determining when and how reporting entities must disclose going-concern uncertainties in their financial statements. The new standard requires management to perform interim and annual assessments of an entity’s ability to continue as a going concern within one year of the date of issuance of the entity’s financial statements. Further, an entity must provide certain disclosures if there is “substantial doubt about the entity’s ability to continue as a going concern.”

The ASU is effective for annual periods ending after December 15, 2016 and interim periods thereafter. Early adoption is permitted.

NXP will apply the ASU prospectively as from January 1, 2017. The ASU is not expected to have a significant impact on the Company’s financial statements.